Financial Risk Management - Interest rate swaps hedge (Details) € in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 30, 2019 EUR (€) item
Financial instruments
Current valuation	€ (193)	€ (7,358)
Interest rate swap | Interest rate risks
Financial instruments
Number of swaps entered | item			2
Notional amount			€ 48,250
Current valuation	€ (183)
Interest rate swap one | Interest rate risks
Financial instruments
Borrowings, swapped fixed rate			0.17%
Interest rate swap two | Interest rate risks
Financial instruments
Borrowings, swapped fixed rate			0.24%